Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities
Net Income	$ 148,512	$ 57,690	$ 107,371
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Net (Gains) Losses on Investments, Marketable Securities and Contingent Consideration	1,124	5,517	(2,505)
Equity Method Investments	2,602	2,818	4,476
Equity-Based and Other Deferred Compensation	258,295	207,533	111,771
Impairment of Goodwill and Equity Method Investments	8,100	28,500	0
Depreciation, Amortization and Accretion	25,223	29,636	18,773
Bad Debt Expense	2,261	1,314	1,027
Deferred Taxes	10,043	(3,627)	14,315
Decrease (Increase) in Operating Assets:
Marketable Securities	937	556	550
Financial Instruments Owned and Pledged as Collateral at Fair Value	18,249	46,018	(54,032)
Securities Purchased Under Agreements to Resell	(11,890)	4,726	10,303
Accounts Receivable	(64,522)	(46,442)	(51,166)
Receivable from Employees and Related Parties	5,934	(3,937)	(6,646)
Other Assets	(33,080)	(3,903)	(7,651)
(Decrease) Increase in Operating Liabilities:
Accrued Compensation and Benefits	48,258	51,732	27,251
Accounts Payable and Accrued Expenses	(10,030)	5,418	6,231
Securities Sold Under Agreements to Repurchase	(6,387)	(50,803)	43,771
Payables to Employees and Related Parties	(1,581)	8,704	(2,601)
Taxes Payable	9,097	28,670	32,612
Other Liabilities	10,424	(2,449)	(2,616)
Net Cash Provided by Operating Activities	421,569	367,671	251,234
Cash Flows From Investing Activities
Investments Purchased	(2,047)	(819)	(10,944)
Distributions of Private Equity Investments	183	6,821	672
Marketable Securities:
Proceeds from Sales and Maturities	46,547	32,318	34,719
Purchases	(69,568)	(39,101)	(28,760)
Cash Paid for Acquisitions and Deconsolidation of Cash, net of Cash Acquired	(2,877)	(5,647)	42,869
(Increase) Decrease in Restricted Cash	(2,303)	0	0
Loans Receivable	0	(3,500)	0
Purchase of Furniture, Equipment and Leasehold Improvements	(18,439)	(16,189)	(13,521)
Net Cash Provided by (Used in) Investing Activities	(48,504)	(26,117)	25,035
Cash Flows From Financing Activities
Issuance of Noncontrolling Interests	885	594	2,135
Distributions to Noncontrolling Interests	(38,154)	(23,723)	(10,655)
Payments Under Tax Receivable Agreement	(12,039)	(11,045)	(9,086)
Cash Paid for Deferred and Contingent Consideration	(5,050)	0	(2,255)
Short-Term Borrowing	50,000	45,000	75,000
Repayment of Short-Term Borrowing	(50,000)	(45,000)	(75,000)
Exercise of Warrants, net	0	6,416	0
Repayment of Subordinated Borrowings	(6,000)	0	0
Payment of Notes Payable - Mizuho	(120,000)	0	0
Issuance of Notes Payable	170,000	0	0
Debt Issuance Costs	(2,084)	0	0
Purchase of Treasury Stock and Noncontrolling Interests	(173,958)	(160,733)	(156,242)
Dividends - Class A Stockholders	(51,558)	(46,132)	(38,754)
Net Cash Provided by (Used in) Financing Activities	(237,958)	(234,623)	(214,857)
Effect of Exchange Rate Changes on Cash	(25,347)	(10,327)	(7,705)
Net Increase in Cash and Cash Equivalents	109,760	96,604	53,707
Cash and Cash Equivalents-Beginning of Period	448,764	352,160	298,453
Cash and Cash Equivalents-End of Period	558,524	448,764	352,160
SUPPLEMENTAL CASH FLOW DISCLOSURE
Payments for Interest	14,074	16,035	13,725
Payments for Income Taxes	106,126	47,820	18,283
Increase (Decrease) in Fair Value of Redeemable Noncontrolling Interest	0	(1,331)	3,261
Dividend Equivalents Issued	7,836	6,514	6,038
Receipt of Securities in Settlement of Accounts Receivable	0	1,079	2,083
Exchange of Notes Payable as Consideration for Exercise of Warrants	0	118,347	0
Purchase of Treasury Stock in Exchange for Notes Issuance and Warrant Proceeds	0	123,673	0
Settlement of Contingent Consideration	0	0	7,232
Purchase of Noncontrolling Interest	0	0	7,100
Reclassification from Redeemable Noncontrolling Interest to Noncontrolling Interest	0	0	27,477
Shares and LP Units Issued as Consideration for Acquisitions and Investments	0	0	79,576
Assets Acquired in Acquisitions	0	0	106,848
Liabilities Assumed in Acquisitions	0	0	64,864
Glisco [Member]
SUPPLEMENTAL CASH FLOW DISCLOSURE
Assets Deconsolidated	8,302	0	0
Liabilities Deconsolidated	2,343	0	0
GCP III [Member]
SUPPLEMENTAL CASH FLOW DISCLOSURE
Decrease in Noncontrolling Interest from Deconsolidation	5,808	0	0
Atalanta Sosnoff [Member]
SUPPLEMENTAL CASH FLOW DISCLOSURE
Assets Deconsolidated	0	2,053	0
Liabilities Deconsolidated	0	2,074	0
Decrease in Noncontrolling Interest from Deconsolidation	0	16,090	0
Decrease in Redeemable Noncontrolling Interest from Atalanta Sosnoff Deconsolidation	0	2,683	0
Decrease in Goodwill from Atalanta Sosnoff Deconsolidation	0	27,274	0
Decrease in Intangible Assets from Atalanta Sosnoff Deconsolidation	$ 0	$ 13,924	$ 0